Finance Agreement Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Finance Agreement Payable
Finance Agreement Payable

Note 8 – Finance Agreement Payable

On October 25, 2023, the Company entered into an agreement with a premium financing company to finance its Directors and Officers insurance premiums for 12-month policies effective October 25, 2023. The amount financed of $467,500 is payable in 10 monthly installments plus interest at a rate of 8.95% through August 25, 2024. Finance agreement payable was $93,500 and $374,000 at June 30, 2024 and December 31, 2023, respectively. Accordingly, Directors and Officers insurance premiums of $550,000 has been recorded in prepaid expenses and is being amortized over the life of the policy until October 25, 2024, with unamortized balance of $174,795 and $449,041 as of June 30, 2024 and December 31, 2023, respectively.

Note 8 – Finance Agreement Payable

On October 25, 2023, the Company entered into an agreement with a premium financing company to finance its Directors and Officers insurance premiums for 12-month policies effective October 25, 2023. The amount financed of $467,500 is payable in 10 monthly installments plus interest at a rate of 8.95% through August 25, 2024. Finance agreement payable was $374,000 and $849,032 at December 31, 2023 and 2022, respectively. $449,041 has been recorded in prepaid expenses and is being amortized over the life of the policy.